SHAREHOLDERS EQUITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands					6 Months Ended		12 Months Ended
	Jan. 29, 2025 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Jan. 04, 2024 USD ($) $ / shares shares	Jan. 04, 2024 CAD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 shares	Jan. 04, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants exercised					1,407,787		1,330,300
Proceeds from exercise of options | $					$ 337
Proceeds from exercise of warrants | $					$ 7,251
Number of shares issued for services						5,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					20,000	324,668
Number of shares exercised					20,000	324,668	764,001
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						145,999
Number of warrants exercised					145,999
Proceeds from exercise of options | $					$ 337
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					1,407,787
Number of warrants exercised					1,407,787
Proceeds from exercise of warrants | $					$ 7,251
Proceeds from exercise of services | $					$ 35
Registered direct offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from offering | $	$ 30,000		$ 3,227
Number of shares issued	1,406,250	3,792,200	1,122,521					1,122,521
Price per share | (per share)	$ 6.40	$ 0.875	$ 2.88					$ 3.40
Finders fees paid	$ 2,400		$ 258	$ 348
Warrants issued			89,802					89,802
Proceeds from common shares | $		$ 3,300
Number of common shares issued for finders fee	60,650	293,776
Number of warrants issued for finders fee	229,688
Registered direct offering [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			561,260					561,260
Warrant exercise price per share | (per share)			$ 3.75					$ 5.13
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	3,281,250
Price per share | $ / shares	$ 6.40